Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Financial Instruments and Risk Management

3. Financial Instruments and Risk Management

3.1 Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including interest rate risk and exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

(a)
Market risk
(i)
Interest rate risk

The Group’s interest rate risk primarily arises from wealth management products investments measured at fair value through profit or loss (Note 17) and cash and cash equivalents (Note 18). Those carried at variable rates expose the Group to cash flow interest rate risk whereas those at fixed rates expose the Group to fair value interest rate risk. The Group did not have significant interest rate risk during the periods presented.

(ii)
Exchange risk

The Group operates internationally and is exposed to foreign exchange risk, primarily the USD. Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant group entity. The Group’s exposure to foreign currency risk at the end of the reporting periods, expressed in RMB, was as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash and cash equivalents	65,791	150,640

The aggregate net foreign exchange gains/(losses) recognized in profit or loss were:

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net foreign exchange gains/(losses) included in other gains/(losses)—net	2,252	(6,772)	(3,309)

Most foreign exchange transactions were denominated in USD for the subsidiary that has functional currency in RMB. For the years ended December 31, 2019, 2020 and 2021, if the USD strengthened/weakened by 5% against the RMB with all other variables held constant, net loss for the years then ended would have been RMB 1.6 million lower/higher, RMB 3.3 million lower/higher and RMB 7.5 million lower/higher, respectively.

(b)
Credit risk

Credit risk primarily arises from cash and cash equivalents, financial assets at fair value through profit or loss, and other receivables. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the balance sheets.

The credit risk of cash and cash equivalents and financial assets at fair value through profit or loss is limited because the counterparties are reputable commercial institutions located in the Cayman Islands, the U.S., PRC and Australia.

For other receivables, management makes periodic as well as individual assessments on the recoverability based on historical settlement records and past experience and adjusts for forward looking information based on macroeconomic factors affecting the ability of the debtors to settle the receivables.

The Group applies the expected credit loss model to financial assets measured at amortized cost. Impairment on other receivables is measured as either 12-month expected credit losses or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition. To assess whether there is a significant increase in credit risk, the Group compares the risk of default occurring on the asset as of the reporting date with the risk of default as of the date of initial recognition by considering available, reasonable and supportive forwarding-looking information.

(c)
Liquidity risk

The Group aims to maintain sufficient cash to meet obligations coming due as well as operating and capital requirements.

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at each year-end date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows except for financial instruments with preferred rights, which are presented on a fair value basis. The maturity dates are determined by the terms in financing agreements presented in Note 24(c) as management considers the other redemption terms are not probable to occur.

	As of December 31, 2020
		Between	Between	More
	Less Than	1 and	2 and	Than
	1 Year	2 Years	5 Years	5 Years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial instruments with preferred rights	—	—	2,071,508	—	2,071,508
Trade payables	24,638	—	—	—	24,638
Other payables	8,631	—	—	—	8,631
Lease liabilities	633	225	94	—	952
Total	33,902	225	2,071,602	—	2,105,729

	As of December 31, 2021
		Between	Between	More
	Less Than	1 and	2 and	Than
	1 Year	2 Years	5 Years	5 Years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	81,195	—	—	—	81,195
Other payables	21,456	—	—	—	21,456
Lease liabilities	653	186	—	—	839
Total	103,304	186	—	—	103,490

3.2 Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Group monitors capital by regularly reviewing the capital structure and the overall capital markets. The Group may seek additional financing or debt at terms satisfactory to the Group in order to maintain adequate resources.

As of December 31, 2020 and 2021, the Group had no debt outstanding.

3.3 Fair value estimation

As of December 31, 2021 the Group does not have any financial instruments measured at fair value. The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2020 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(i)
Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
(ii)
Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
(iii)
Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at fair value through profit or loss	—	—	13,068	13,068
Total assets	—	—	13,068	13,068
Liabilities
Financial instruments with preferred rights	—	—	2,071,508	2,071,508
Total liabilities	—	—	2,071,508	2,071,508

There were no transfers between levels 1, 2 and 3 during the years.

Financial instruments in Level 3

If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

•
Quoted market prices or dealer quotes for similar instruments;
•
A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability (“DLOM”), etc.

Level 3 instruments within the Group’s assets and liabilities include short-term investment in wealth management products measured at fair value through profit or loss and financial instruments with preferred rights.

The following table presents the changes in level 3 instruments of short-term investment in wealth management products for the years ended December 31, 2019, 2020 and 2021.

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	27,565	30,632	13,068
Additions	163,000	106,600	114,500
Settlements	(160,731)	(124,836)	(128,004)
Investment income credited to profit or loss (Note 8)*	798	672	436
Closing balance	30,632	13,068	—
*Includes unrealized gains recognized in profit or loss attributable to balances held at the end of the reporting period	132	68	—

The valuation of level 3 instruments of wealth management products and financial instruments with preferred rights is set out in Note 17 and Note 24.

The changes in level 3 instruments with preferred rights for the years ended December 31, 2019, 2020 and 2021 are presented in Note 24.

The carrying amounts of the Group’s other financial assets and liabilities, including cash and cash equivalents, other receivables, trade payable and other payables, approximate their fair values.